LVIP Franklin Templeton Global Equity Managed Volatility Fund Supplement Dated July 6, 2017 to the Summary Prospectus and Prospectus Dated May 1, 2017

This Supplement updates certain information in the Summary Prospectus and Prospectus for the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus and Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Summary Prospectus and Prospectus for the Fund are effective immediately.

I.	The following replaces the information for Franklin Advisory Services, LLC (“FAS”) in the Summary Prospectus section on page 5 under the sub-section Portfolio Managers:

FAS Portfolio Managers	Company Title	Experience with Fund
Nicholas Getaz	Portfolio Manager, Research Analyst	Since February 2016
Donald Taylor	President and Chief Investment Officer	Since February 2016

II.	The following replaces the information for Franklin Advisory Services, LLC (“FAS”) on page 12 of the Prospectus under the section Management and Organization:

Sub-Adviser	Franklin Advisory Services, LLC (“FAS”), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is a sub-adviser to the Fund. Together, FAS and its affiliates manage, as of December 31, 2016, over $720 billion in assets, and have been in the investment management business since 1947.

FAS Portfolio Managers	Don Taylor (lead portfolio manager) and Nicholas Getaz are responsible for the day-to-day management of the portion of the Fund’s assets allocated to FAS.

Donald G. Taylor, CPA, is the president and chief investment officer for Franklin Equity Group’s US Value team. He joined Franklin Templeton in 1996. Mr. Taylor holds a B.S. in economics from the Wharton School of the University of Pennsylvania.

Nicholas P.B. Getaz, CFA, is a vice president, portfolio manager and research analyst at FAS. He joined Franklin Templeton in 2011. Mr. Getaz graduated from the International MBA program at the University of Memphis and holds a BA from Randolph-Macon College with majors in psychology, philosophy and English. He is a Chartered Financial Analyst® (CFA) charterholder.

III.	The following replaces the information for SSGA Funds Management (“SSGA FM”) on page 13 of the Prospectus under the section Management and Organization:

SSGA FM Portfolio Managers	Timothy Furbush, Lorne Johnson, Michael Martel and Philip Lee are responsible for the day-to-day management of the portion of the Fund’s risk management overlay.

PLEASE RETAIN THIS INFORMATION STATEMENT FOR FUTURE REFERENCE

LVIP Franklin Templeton Global Equity Managed Volatility Fund Supplement Dated July 6, 2017 to the Statement of Additional Information Dated May 1, 2017

This Supplement updates certain information in the Statement of Additional Information for the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Statement of Additional Information for the Fund are as follows:

Effective immediately, all references to Bruce Baughman are removed.

PLEASE RETAIN THIS INFORMATION STATEMENT FOR FUTURE REFERENCE